Segmented Information - Underwriting Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Underwriting expenses - calendar year	$ 16,065.5	$ 13,887.8
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Loss & LAE - accident year	10,438.5	9,523.5
Commissions	2,774.2	2,363.1
Premium acquisition costs and other underwriting expenses	2,431.9	2,119.9
Underwriting expenses - accident year	15,644.6	14,006.5
Net favourable claims reserve development	(355.6)	(454.9)
Underwriting expenses - calendar year	15,289.0	13,551.6
Operating segments | Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Segmented Information
Loss & LAE - accident year	1,038.0	878.9
Commissions	316.0	243.8
Premium acquisition costs and other underwriting expenses	273.9	231.8
Underwriting expenses - accident year	1,627.9	1,354.5
Net favourable claims reserve development	(29.2)	(39.2)
Underwriting expenses - calendar year	1,598.7	1,315.3
Operating segments | Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Segmented Information
Loss & LAE - accident year	3,111.7	2,652.2
Commissions	796.6	693.5
Premium acquisition costs and other underwriting expenses	365.5	270.5
Underwriting expenses - accident year	4,273.8	3,616.2
Net favourable claims reserve development	(120.1)	(219.5)
Underwriting expenses - calendar year	4,153.7	3,396.7
Operating segments | Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Segmented Information
Loss & LAE - accident year	1,434.9	1,521.7
Commissions	516.3	415.2
Premium acquisition costs and other underwriting expenses	463.4	434.4
Underwriting expenses - accident year	2,414.6	2,371.3
Net favourable claims reserve development	(3.7)	(5.2)
Underwriting expenses - calendar year	2,410.9	2,366.1
Operating segments | Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Segmented Information
Loss & LAE - accident year	427.4	401.8
Commissions	81.3	74.1
Premium acquisition costs and other underwriting expenses	190.4	190.1
Underwriting expenses - accident year	699.1	666.0
Net favourable claims reserve development	(70.8)	(74.1)
Underwriting expenses - calendar year	628.3	591.9
Operating segments | Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Segmented Information
Loss & LAE - accident year	981.6	1,301.8
Commissions	489.1	436.4
Premium acquisition costs and other underwriting expenses	328.1	275.6
Underwriting expenses - accident year	1,798.8	2,013.8
Net favourable claims reserve development	(100.1)	(62.8)
Underwriting expenses - calendar year	1,698.7	1,951.0
Operating segments | Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Segmented Information
Loss & LAE - accident year	2,458.3	1,931.2
Commissions	285.3	253.7
Premium acquisition costs and other underwriting expenses	462.8	416.8
Underwriting expenses - accident year	3,206.4	2,601.7
Net favourable claims reserve development	18.8	(5.1)
Underwriting expenses - calendar year	3,225.2	2,596.6
Operating segments | Property and Casualty Insurance and Reinsurance | Fairfax Asia
Segmented Information
Loss & LAE - accident year	162.9	148.3
Commissions	32.2	30.8
Premium acquisition costs and other underwriting expenses	56.0	54.0
Underwriting expenses - accident year	251.1	233.1
Net favourable claims reserve development	(21.5)	(18.5)
Underwriting expenses - calendar year	229.6	214.6
Operating segments | Property and Casualty Insurance and Reinsurance | Other subsegment
Segmented Information
Loss & LAE - accident year	823.7	687.6
Commissions	257.4	215.6
Premium acquisition costs and other underwriting expenses	291.8	246.7
Underwriting expenses - accident year	1,372.9	1,149.9
Net favourable claims reserve development	(29.0)	(30.5)
Underwriting expenses - calendar year	1,343.9	$ 1,119.4
Eliminations and adjustments
Segmented Information
Underwriting expenses - calendar year	$ (0.3)